Long-term Investments (Tables)	9 Months Ended
Sep. 30, 2024
Schedule Of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

Equity investments without readily determinable fair value

As of December 31, 2023 and September 30, 2024, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
Initial cost basis	2,474,037	2,175,562	310,015
Cumulative unrealized gains	82,746	79,040	11,263
Cumulative unrealized losses (including impairment)	(970,194)	(1,115,421)	(158,946)

Total carrying amount	1,586,589	1,139,181	162,332

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the nine months ended September 30, 2023 and 2024 are as follows:

	For the nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	4,184	—	—
Gross unrealized losses (downward adjustments excluding impairment)	(8,211)	—	—

Net unrealized losses on equity securities held	(4,027)	—	—
Net realized gains on equity securities sold	—	21,000	2,992

Total net (losses)/gains recognized	(4,027)	21,000	2,992

Schedule of Available-for-Sale Debt Investments Measured at Fair Value and Consist of Convertible Debt Instruments

	As of
	December 31,	September 30,	September 30,
	2023	2024	2024
	RMB	RMB	US$
Cost or Amortized cost	315,087	798,064	113,723
Gross unrealized gains	169,008	22,443	3,198
Gross unrealized losses	(18,089)	(110,328)	(15,722)

Fair value	466,006	710,179	101,199